     As filed with the Securities and Exchange Commission on January 23, 2004
Registration Nos. 811-08437 and 333-37711

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 16	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 18

(Check appropriate box or boxes)

UNDISCOVERED MANAGERS FUNDS
(Exact Name of Registrant as Specified in Charter)

Plaza of the Americas
700 North Pearl Street
Dallas, Texas 75201
(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (214) 880-8270

Mark P. Hurley
Undiscovered Managers, LLC
Plaza of the Americas
700 North Pearl Street
Dallas, Texas 75201
(Name and Address of Agent for Service)

Copy to:
John M. Loder, Esq.
Ropes & Gray LLP
One International Place
Boston, MA 02110

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on February 1, 2004 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment incorporates by reference Parts A and B of post-effective amendment No. 15 to the Registrant’s registration statement, filed with the Securities and Exchange Commission on December 2, 2003 (“Post-Effective Amendment No. 15”). This amendment is filed solely to delay the effectiveness of Post-Effective Amendment No. 15.

Undiscovered Managers Funds
Part C. Other Information

Item 23. Financial Statements and Exhibits

     a. Amended and Restated Agreement and Declaration of Trust of Undiscovered Managers Funds (the “Trust”) — Incorporated by reference to Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A.

     b. By-Laws of the Trust — Incorporated by reference to Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A.

     c. See Articles III, V, VI and IX in the Trust’s Declaration of Trust (Exhibit a hereto) and Article XI in the Trust’s By-Laws (Exhibit b hereto).

     d. (i)  Management Agreements.

	(1)	Form of Management Agreement between the Trust and J.P. Morgan Investment Management Inc. (“JPMIM”) relating to Undiscovered Managers Behavioral Growth Fund (the “Behavioral Growth Fund”). Incorporated by reference to Post-Effective Amendment No. 15 to the Trust’s Registration Statement on Form N-1A.

	(2)	Form of Management Agreement between the Trust and JPMIM relating to Undiscovered Managers Behavioral Value Fund (the “Behavioral Value Fund”). Incorporated by reference to Post-Effective Amendment No. 15 to the Trust’s Registration Statement on Form N-1A.

	(3)	Form of Management Agreement between the Trust and JPMIM relating to Undiscovered Managers REIT Fund (the “REIT Fund”). Incorporated by reference to Post-Effective Amendment No. 15 to the Trust’s Registration Statement on Form N-1A.

	(4)	Form of Management Agreement between the Trust and JPMIM relating to UM Small Cap Growth Fund (the “Small Cap Growth Fund”). Incorporated by reference to Post-Effective Amendment No. 15 to the Trust’s Registration Statement on Form N-1A.

	(5)	Management Agreement between the Trust and Undiscovered Managers, LLC (“Undiscovered Managers”) relating to the Behavioral Growth Fund — Incorporated by reference to Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A.

	(6)	Management Agreement between the Trust and Undiscovered Managers relating to the Behavioral Value Fund — Incorporated by reference to Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A.

	(7)	Management Agreement between the Trust and Undiscovered Managers relating to the REIT Fund — Incorporated by reference to Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A.

	(8)	Management Agreement between the Trust and Undiscovered Managers relating to the Small Cap Growth Fund — Incorporated by reference to Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A.

(ii)		Sub-Advisory Agreements

	(1)	Form of Sub-Advisory Agreement relating to the Behavioral Growth Fund between JPMIM and Fuller & Thaler Asset Management, Inc. (“Fuller & Thaler”). Incorporated by reference to Post-Effective Amendment No. 15 to the Trust’s Registration Statement on Form N-1A.

		(2)	Form of Sub-Advisory Agreement relating to the Behavioral Value Fund between JPMIM and Fuller & Thaler. Incorporated by reference to Post-Effective Amendment No. 15 to the Trust’s Registration Statement on Form N-1A.

		(3)	Form of Sub-Advisory Agreement relating to the Small Cap Growth Fund between JPMIM and Mazama Capital Management, Inc. (“Mazama”). Incorporated by reference to Post-Effective Amendment No. 15 to the Trust’s Registration Statement on Form N-1A.

		(4)	Sub-Advisory Agreement relating to the Behavioral Growth Fund between Undiscovered Managers and Fuller & Thaler — Incorporated by reference to Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A.

		(5)	Sub-Advisory Agreement relating to the Behavioral Value Fund between Undiscovered Managers and Fuller & Thaler — Incorporated by reference to Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A.

		(6)	Sub-Advisory Agreement relating to the Small Cap Growth Fund between Undiscovered Managers and Mazama — Incorporated by reference to Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A.

e.		(1)	Form of Distribution Agreement between the Trust and J.P. Morgan Fund Distributors, Inc. To be filed by amendment.

		(2)	Distribution Agreement between the Trust and PFPC Distributors, Inc. — Incorporated by reference to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A.

f.	None.

g.		(1)	Form of Global Custody Agreement between JPMorgan Chase Bank and the Trust. To be filed by amendment.

		(2)	Form of Custodian Agreement between the Trust and The Bank of New York — Incorporated by reference to Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A.

h.	(i)		Form of Administration Agreement between the Trust and J.P. Morgan Chase Bank. To be filed by amendment.

	(ii)		Form of Transfer Agency Agreement between the Trust and DST Systems, Inc. To be filed by amendment.

	(iii)		Form of Fee Waiver and Expense Reimbursement Agreement between the Trust and JPMorgan Chase Bank. To be filed by amendment.

	(iv)	(1)	Amended and Restated Transfer Agency and Services Agreement between the Trust and PFPC Inc. — Incorporated by reference to Post-Effective Amendment No. 13 to the Trust’s Registration Statement on Form N-1A.
		(2)	Amendment to Amended and Restated Transfer Agency and Services Agreement between the Trust and PFPC Inc. — Incorporated by reference to Post-Effective Amendment No. 13 to the Trust’s Registration Statement on Form N-1A.

		(3)	Form of Customer Identification Services Amendment to Amended and Restated Transfer Agency and Services Agreement between the Trust and PFPC Inc. Incorporated by reference to Post-Effective Amendment No. 15 to the Trust’s Registration Statement on Form N-1A.

     (v) Form of Organizational Expense Reimbursement Agreement between the Trust and Undiscovered Managers — Incorporated by reference to Pre- Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A.

     (vi) Form of Amended and Restated Expense Deferral Agreement between the Trust and Undiscovered Managers relating to each of the Funds.

     — Incorporated by reference to Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A.

     (vii) Form of Administrative Services Agreement between the Trust and Undiscovered Managers — Incorporated by reference to Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A.

     (viii) Amended and Restated Sub-Administration Agreement between Undiscovered Managers and PFPC Inc. — Incorporated by reference to Post-Effective Amendment No. 13 to the Trust’s Registration Statement on Form N-1A.

i.	(i)	Opinion and Consent of Counsel, dated December 17, 1997 relating to the Behavioral Growth Fund and the REIT Fund — Incorporated by reference to Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A.

(ii)	Opinion and Consent of Counsel, dated December 18, 1998 relating to the Behavioral Value Fund — Incorporated by reference to Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A.

(iii)	Opinion and Consent of Counsel dated October 2, 2000 relating to the Small Cap Growth Fund — Incorporated by reference to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A.

     j. (i) Consent of Independent Auditors is incorporated by reference to Post-Effective Amendment No. 15 to the Trust’s Registration Statement on Form N-1A.

(ii)	Powers of Attorney for: William J. Armstrong, Roland R. Eppley, Jr., George Gatch, Ann Maynard Gray, Matthew Healey, Fergus Reid, III, James J. Schonbachler, Leonard M. Spalding, H. Richard Vartabedian, and Patricia Maleski. To be filed by amendment.

(iii)	Power of Attorney for: Robert J. Higgins. To be filed by amendment.

(iv)	Power of Attorney for: William G. Morton, Jr. To be filed by amendment.

(v)	Power of Attorney for: Dr. Matthew Goldstein. To be filed by amendment.

(vi)	Powers of Attorney for each of Roger B. Keating, Matthew J. Kiley and Robert P. Schmermund, designating Mark P. Hurley, Tricia Duncan and Yvonne Kanner — Incorporated by reference to Post-Effective Amendment No. 13 to the Trust’s Registration Statement on Form N-1A.

     k. Omitted Financial Statements — None.

     l. Investment Representation Letter — Incorporated by reference to Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A.

     m. Service and Distribution Plan relating to Investor Class Shares —Incorporated by reference to Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A.

     n. Amended Rule 18f-3 Plan — Incorporated by reference to Post-Effective Amendment No. 11 to the Trust’s Registration Statement on Form N-1A.

     o. Reserved.

     p. Codes of Ethics.

(i)	Code of Ethics of The J.P. Morgan Family of Funds. To be filed by amendment.

(ii)	Code of Ethics of J.P. Morgan Fund Distributors Inc. To be filed by amendment.

(iii)	Code of Ethics of JPMIM. To be filed by amendment.

(iv)	Code of Ethics of the Trust, Undiscovered Managers and Fuller & Thaler — Incorporated by reference to Post-Effective Amendment No. 8 to the Trust’s Registration Statement on Form N-1A.

(v)	Code of Ethics of Mazama — Incorporated by reference to Post-Effective Amendment No. 8 to the Trust’s Registration Statement on Form N-1A.

(vi)	Code of Ethics of PFPC Distributors, Inc. — Incorporated by reference to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A.

Item 24. Persons Controlled by or Under Common Control with the Trust

As of the date of this Amendment to the Registration Statement, there are no persons controlled by or, to the Trust’s knowledge, under common control with the Trust.

Item 25. (a) Indemnification

Article VIII of the Trust’s Agreement and Declaration of Trust (Exhibit a of Item 23 hereto) and Article 4 of the Trust’s By- Laws (Exhibit b of Item 23 hereto) provides for indemnification of its Trustees and officers. The effect of these provisions is to provide indemnification for each of the Trust’s Trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such Trustee or officer may be involved by reason of being or having been a Trustee or officer, except with respect to any matter as to which such Trustee or officer shall have been adjudicated not to have acted in good faith in the reasonable belief that such Trustee’s or officer’s action was in the best interest of the Trust, and except that no Trustee or officer shall be indemnified against any liability to the Trust or its shareholders to which such Trustee or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee’s or officer’s office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expresses in the Securities Act of 1933 and will be governed by the final adjudication of such issues.

In case any shareholder or former shareholder of the Trust shall be held to be personally liable solely by reason of his or her being or having been a shareholder of the Trust or of a particular series or class and not because of his or her acts or omissions or for some other reason, the shareholder or former shareholder (or his or her heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of the series (or attributable to the class) of which he or she is a shareholder or former shareholder to be held harmless from and indemnified against all loss and expense arising from such liability.

(b)	Insurance

The Trust maintains a joint directors and officers and professional liability insurance policy with the Adviser pursuant to which the Trust’s directors and officers and the directors and officers of the Adviser are indemnified in certain circumstances. The policy is provided by Chubb Group of Insurance Companies and insures each trustee and officer of the Trust against management liability and professional liability for decisions made in connection with the Trust, and each director and officer of the Adviser against management liability and professional liability for decisions made in connection with the Adviser. In addition, the policy also provides protection for the Trust and the Advisor entities against professional liability, in each case to the extent permitted by the 1940 Act, up to a maximum of $5,000,000.

Item 26. Business and Other Connections of Investment Adviser

(a) The business of J.P. Morgan Investment Management Inc. is summarized in the Prospectuses constituting Part A of this Registration Statement, which are incorporated herein by reference. The business or other connections of each director and officer of J. P. Morgan Investment Management Inc. are currently listed in the investment advisor registration on Form ADV for J.P. Morgan Investment Management Inc.(File No. 801-21011).

(b) Undiscovered Managers is the investment adviser to all series of the Trust, and its business is summarized in “The Funds — The Funds’ Management” in the Prospectus. Undiscovered Managers’ management committee members and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

Name and Office with	Name and Address of	Nature of
Undiscovered Managers	Other Affiliations	Connection
Mark P. Hurley	None	None
Chairman, Chief Executive Officer and Management Committee Member

Yvonne Kanner	None	None
Senior Vice President and Management Committee Member

R. James Ellis	Mill River Corporation	President, Secretary
Management Committee	160 Bovet Road, Suite 402	and Director
Member	San Mateo, CA 94402

(c) Fuller & Thaler is the sub-adviser to the Behavioral Growth Fund and the Behavioral Value Fund and its business is summarized in “The Funds” in the Prospectus. Fuller & Thaler’s directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk) :

Name and Office with	Name and Address of	Nature of
Fuller & Thaler	Other Affiliations	Connection

Russell J. Fuller (Director) President and Chief Investment Officer	None	None

Steve D. Bard (Director) Senior Vice President and Chief Operating Officer	*Fidelity Investments 350 California, Suite #500 San Francisco, CA 94104	*Senior Vice President

Anne M. Fuller (Director) Treasurer	None	None

John L. Kling (Director) Senior Vice President and Director of Research	None	None

Frederick W. Stanske (Director) Senior Vice President	None	None

Richard H. Thaler (Director) Principal	University of Chicago Graduate School of Business 1101 East 58th Street Chicago, Illinois 60637	Professor of Behavioral Science and Economics

Michael J. Gray Vice President and Relationship Manager	*Avera Global Partners Two Embarcadero Center, Suite 2350 San Francisco, CA 94111	*Director of Marketing and Client Service

Crystal C. Kwok Vice President and Relationship Manager	None	None

Joseph S. Leung Vice President and Head of International Strategies	*AXA Rosenberg 4 Orinda Way, Bldg E Orinda, CA 94563	*Chief Investment Officer

Brendan S. MacMillan Vice President and Portfolio Manager	None	None

Mark T. Moon Vice President and Portfolio Manager	None	None

Fernando Villegas Director of Trading	None	None

Qiao Wen Vice President and Analyst	None	None

(d)	Mazama is the sub-adviser to the Small Cap Growth Fund, and its business is summarized in “The Funds” in the Prospectus. Mazama’s directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:

Name and Office with	Name and Address of	Nature of
Mazama	Other Affiliations	Connection

Ronald A. Sauer Chairman and President	None	None

Brian P. Alfrey Director, Executive Vice President and Chief Operating Officer	None	None

Jill Ronne Collins Senior Vice President	None	None

Stephen C. Brink Senior Vice President	None	None

Helen M. Degener Director and Strategic Advisor	The Mathes Company 375 Park Avenue New York, NY 10152	Portfolio Manager

Item 27.

(a)	J.P. Morgan Fund Distributors, Inc., a wholly-owned subsidiary of The BISYS Group, Inc., is anticipated to be the underwriter for the Registrant. J.P. Morgan Fund Distributors, Inc. acts as principal underwriter for the following investment companies:

J.P. Morgan Funds
J.P. Morgan Institutional Funds
J.P. Morgan Series Trust
J.P. Morgan Series Trust II
J.P. Morgan Mutual Fund Group
J.P. Morgan Mutual Fund Investment Trust
J.P. Morgan Mutual Fund Select Group
J.P. Morgan Mutual Fund Select Trust
J.P. Morgan Mutual Fund Trust
Mutual Fund Variable Annuity Trust
Growth and Income Portfolio
J.P. Morgan Fleming Mutual Fund Group, Inc.

J.P. Morgan Mutual Series J.P. Morgan Fleming Series Trust JPMorgan Value Opportunities Fund, Inc.

(b) The following are the Directors and officers of J.P. Morgan Fund Distributors, Inc.(the “Distributor”). The principal business address of each of these persons, is listed below.

	Position and Offices with	Position and Office
Name and Address	the Distributor	with the Trust
Lynn J. Mangum 90 Park Ave. New York, NY 10016	Director	None

Charles Linn Booth 3435 Stelzer Road Columbus, OH 43219	Vice President/Assistant Compliance Officer	None

Dennis Sheehan 90 Park Ave. New York, NY 10016	Director/Treasurer	None

Kevin J. Dell 90 Park Ave. New York, NY 10016	Secretary	None

Edward S. Forman 90 Park Ave. New York, NY 10016	Assistant Secretary	None

Robert A. Bucher 90 Park Ave. New York, NY 10016	Financial Operations Officer	None

Richard F. Froio 60 State Street Boston, MA 02109	Vice President/Chief Compliance Officer	None

William J. Tomko 3435 Stelzer Road Columbus, OH 43219	President	None

(c) PFPC Distributors, Inc. acts as distributor for the Trust. PFPC Distributors, Inc. also acts as principal underwriter for the following investment companies as of August 16, 2003:

AB Funds Trust
AFBA 5 Star Funds, Inc.
Atlantic Whitehall Funds Trust
Forward Funds, Inc
Harris Insight Funds Trust
Hillview Investment Trust II
International Dollar Reserve Fund I, Ltd.
Kalmar Pooled Investment Trust
Matthews Asian Funds
Metropolitan West Funds

New Covenant Funds
Pictet Funds
The RBB Fund, Inc.
RS Investment Trust
Scudder Investments VIT Funds
Smith Graham Institutional Funds
Stratton Growth Fund, Inc.
Stratton Monthly Dividend REIT Shares, Inc.
The Stratton Funds, Inc.
Tomorrow Funds Retirement Trust
Trainer, Wortham First Mutual Funds
Weiss, Peck & Greer Funds Trust
Weiss, Peck & Greer International Fund
Wilshire Target Funds, Inc.
WPG Large Cap Growth Fund
WPG Tudor Fund
WT Investment Trust

     Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

BlackRock Provident Institutional Funds BlackRock Funds, Inc.

     Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

Northern Funds Trust Northern Institutional Funds Trust

     Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

ABN AMRO Funds

      PFPC Distributors, Inc. is registered with the Securities and
      Exchange Commission as a broker-dealer and is a member of the National
      Association of Securities Dealers. PFCP Distributors, Inc. is
      located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

(d) (i) PFPC Distributors, Inc.

Name and Principal	Position and Office	Position and Office
Business Address	with PFPC Distributors, Inc.	with the Trust

Brian Burns	Chairman, Chief Executive Officer, Director and President	None

Michael Denofrio	Director	None

Susan Keller	Director	None

Rita G. Adler	Chief Compliance Officer	None

Christine A. Ritch	Chief Legal Officer	None

Salvatore Faia	Secretary and Clerk	None

Christopher S. Conner	Assistant Secretary and Assistant Clerk	None

Bradley A. Stearns	Assistant Secretary and Assistant Clerk	None

John L. Wilson	Assistant Secretary and Assistant Clerk	None

John Coary	Treasurer	None

Douglas D. Castagna	Controller and Assistant Treasurer	None

Bruno DiStefano	Vice President	None

Elizabeth T. Holtsbery	Vice President	None

Susan K. Moscaritolo	Vice President	None

Thomas Rodman	Vice President	None

Brian Burns	Chairman, Chief Executive Officer, Director and President	None

Michael Denofrio	Director	None

* The principal business address of each individual is 760 Moore Road, King of Prussia, Pennsylvania 19406.

(ii)	Provident Distributors, Inc., a former distributor of the Trust, has merged with and into PFPC Distributors, Inc., and therefore, no longer has any directors, officers or partners.

     (c) None.

Item 28. Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are the Trust’s Secretary, Patricia L. Duncan; the Trust’s investment adviser, Undiscovered Managers; the Trust’s custodian, The Bank of New York; and the Trust’s transfer agent, PFPC Inc. The address of the Secretary and the investment adviser is Plaza of the Americas, 700 North Pearl Street, Dallas, Texas 75201; the address of the custodian is One Wall Street, New York, New York 10286; and the address of the transfer agent is 4400 Computer Drive, Westborough, Massachusetts 01581.

Item 29. Management Services

There are no management-related service contracts not discussed in Parts A and B.

Item 30. Undertakings

(a)	The undersigned Trust hereby undertakes to call a meeting of shareholders for the purpose of voting on the removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of the Trust’s outstanding voting securities and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

(b)	The Trust hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Trust’s latest Annual Report to shareholders upon request and without charge.

NOTICE

     A copy of the Agreement and Declaration of Trust of Undiscovered Managers Funds (the “Trust”) is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Trust.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Undiscovered Managers Funds, certifies that it meets all the requirements for effectiveness of this amendment to its registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, and State of Texas, on the 23rd day of January, 2004.

UNDISCOVERED MANAGERS FUNDS By: /s/ Mark P. Hurley Mark P. Hurley Title: President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement of Undiscovered Managers Funds has been signed below by the following persons in the capacities and on the date(s) indicated.

Signatures	Title	Date

/s/ Mark P. Hurley Mark P. Hurley	President and Trustee	January 23, 2004

/s/ * Mark P. Hurley Roger B. Keating	Trustee	January 23, 2004

/s/ * Mark P. Hurley Matthew J. Kiley	Trustee	January 23, 2004

/s/ * Mark P. Hurley Robert P. Schmermund	Trustee	January 23, 2004

/s/ Patricia L. Duncan Patricia L. Duncan	Treasurer and Principal Financial and Accounting Officer	January 23, 2004

*Signed by Mark P. Hurley as Attorney-In-Fact